Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of detailed information about goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

EUR million
	2024	2023	2022
Banco Santander (Brasil)	3,079	3,679	3,503
SAM Investment Holdings Limited	1,444	1,444	1,444
Santander Consumer Germany	1,304	1,304	1,304
Santander Bank Polska	1,178	1,159	1,075
Santander Portugal	1,040	1,040	1,040
Santander US Auto	1,068	1,003	1,039
Santander España	998	998	998
Santander Holding USA (ex. Auto)	865	814	844
Santander UK	641	612	599
Banco Santander - Chile	482	516	548
Grupo Financiero Santander (México)	453	523	469
Ebury Partners	340	350	298
Santander Consumer Nordics	211	206	215
Other companies	335	369	365
Total Goodwill	13,438	14,017	13,741

Schedule of goodwill and changes in goodwill
The changes in goodwill were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	14,017	13,741	12,713
Additions (note 3)	30	56	534
Of which:
Ebury Partners	—	45	316
Santander Holding USA (ex. Auto) A	—	—	158
Impairment losses	(4)	(20)	—
Disposals or changes in scope of consolidation	—	—	—
Exchange differences and other items	(605)	240	494
Balance at end of year	13,438	14,017	13,741
A.Acquisition of Santander US Capital Markets LLC (previously Amherst Pierpont Securities LLC) (see note 3).

Schedule of goodwill assumptions
Following is a detail of the main assumptions taken into account in determining the recoverable amount, at 2024 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2024
	Projected period	Discount rateA	Nominal perpetual growth rate
Santander UK	5 years	11.8%	2.5%
Santander Bank Polska	5 years	12.9%	5.0%
Santander US Auto	3 years	12.2%	3.0%
Santander Holding USA (ex. Auto)B	5 years	13.4%	3.5%
Santander Consumer Germany	5 years	9.1%	2.0%
SAM Investment Holdings, Limited	5 years	11.6%	2.5%
Santander Portugal	5 years	10.2%	2.5%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.
The discount and nominal perpetual growth rates taken into account in 2023 and 2022 are presented below for comparison purposes:

	Discount rateA		Nominal perpetual growth rate
	2023	2022	2023	2022
Santander UK	11.9%	11.1%	2.5%	2.5%
Santander Bank Polska	13.2%	15.6%	5.0%	4.8%
Santander US Auto	12.8%	12.2%	3.0%	2.8%
Santander Holding USA (ex. Auto)B	13.4%	12.6%	3.5%	3.5%
Santander Consumer Germany	9.7%	9.4%	2.3%	2.3%
SAM Investment Holdings, Limited	11.6%	12.2%	2.5%	2.5%
Santander Portugal	11.2%	11.1%	2.5%	2.3%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.